Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 12,300	$ 13,724
Compensation payable	17,111	19,235
Other liabilities	5,579	5,628
Taxes payable	647	1,109
Trade and other payables	$ 35,637	$ 39,696